Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of reconciliation of income taxes at statutory rates with the reported taxes

A reconciliation of income taxes at statutory rates with the reported taxes for the year ended December 31, 2025 and 2024 are as follows:

	For the year ended December 31, 2025	For the year ended December 31, 2024
Loss before income taxes	$(161,443)	$(15,926)
Combined federal and provincial income tax rates	27%	27%
Expected income tax recovery at statutory rates	(43,590)	(4,300)
Permanent differences and other	38,931	3,008
Changes in temporary differences not recognized	5,794	976
Foreign tax rate differential	(665)	688
Income tax expense	$470	$372

Schedule of income tax enacted tax rates	The enacted or substantively enacted tax rates for the Company are as follows:
	2025	2024
Canada	27%	27%
Korea	22%	21%
Portugal	19%	22%
Spain	20%	20%
United States	21%	21%

Schedule of recognized deferred income tax assets and liabilities

Recognized deferred income tax assets and liabilities relate to the following:

	December 31, 2025	December 31, 2024
Non-capital losses (Portugal)	$2,057	$2,204
Other assets (Portugal)	162	160
Other (Spain)	(15)	(14)
	$2,204	$2,350

Opening balance	2,350	2,537
Tax expense recognized in net income after tax	(434)	(239)
Impact of change in currency exchange rates	288	52
Closing balance	$2,204	$2,350

Schedule of deferred tax assets temporary differences have not been recognized

Deferred tax assets for the following temporary differences have not been recognized in the consolidated financial statements:

	December 31, 2025	December 31, 2024
Inventory	$2,225	$2,225
Restoration provision	9,820	11,797
Capital losses	36,633	36,633
Non-capital losses	166,016	129,189
Other	1,636	1,614
	$216,330	$181,458

Schedule of non-capital tax losses

The Company has the following non-capital tax losses that expire in the years indicated:

	Canada	Korea	Portugal	Spain	Unites States
	CAD	CAD	EUR	EUR	CAD
2026	-	-	-	-	-
2027	2,092	-	-	-	-
2028	3,625	-	-	-	-
2029	2,260	-	-	286	-
2030	1,990	18	-	-	-
2031	4,255	449	-	-	-
2032	5,620	74	-	1,300	-
2033 or later	89,598	25,682	6,729	18,747	1,064
Non-capital losses in local currency	109,441	26,222	6,729	20,333	1,064
Non-capital losses in CAD	109,441	26,222	10,826	32,714	1,064
Total non-capital losses in CAD					180,267